Right-of-use Assets (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Evolution of the Group's Right-of-use Assets
The evolution of the Group’s right-of-use assets as of December 31, 2022, 2021 and 2020 is as follows:

	Land and buildings	Exploitation facilities and equipment	Machinery and equipment		Gas stations	Transportation equipment	Total
Cost	17	389	552		91	220	1,269
Accumulated depreciation	4	111	63		13	51	242

Balance as of December 31, 2019	13	278	489		78	169	1,027

Cost
Increases	-	56	63		1	29	149
Translation effect	-	-	-		(3)	-	(3)
Adjustment for inflation (2)	-	-	-		3	-	3
Decreases, reclassifications and other movements	(1)	(119)	(317)	(3)	-	(21)	(458)

. Accumulated depreciation
Increases	5	105	90		13	95	308	(1)
Translation effect	-	-	-		(1)	-	(1)
Adjustment for inflation (2)	-	-	-		1	-	1
Decreases, reclassifications and other movements	-	(68)	(37)	(3)	-	(9)	(114)

Cost	16	326	298		92	228	960
Accumulated depreciation	9	148	116		26	137	436

Balance as of December 31, 2020	7	178	182		66	91	524

Cost
Increases	17	39	28		12	188	284
Translation effect	-	-	-		(3)	-	(3)
Adjustment for inflation (2)	-	-	-		6	-	6
Decreases, reclassifications and other movements	-	(13)	(45)		(6)	(111)	(175)

Accumulated depreciation
Increases	2	81	67		11	84	245	(1)
Translation effect	-	-	-		(1)	-	(1)
Adjustment for inflation (2)	-	-	-		2	-	2
Decreases, reclassifications and other movements	-	(7)	(19)		(2)	(101)	(129)

Cost	33	352	281		101	305	1,072
Accumulated depreciation	11	222	164		36	120	553

Balance as of December 31, 2021	22	130	117		65	185	519

Cost
Increases	2	148	17		5	134	306
Translation effect	-	-	-		(8)	-	(8)
Adjustment for inflation (2)	1	-	-		11	-	12
Decreases, reclassifications and other movements	(3)	(5)	(15)		(9)	(69)	(101)

Accumulated depreciation
Increases	9	81	57		12	112	271	(1)
Translation effect	-	-	-		(4)	-	(4)
Adjustment for inflation (2)	-	-	-		5	-	5
Decreases, reclassifications and other movements	(1)	(2)	(12)		(5)	(65)	(85)

Cost	33	495	283		100	370	1,281
Accumulated depreciation	19	301	209		44	167	740

Balance as of December 31, 2022	14	194	74		56	203	541

(1)
Includes 214, 201 and 254 that were charged to “Depreciation of right-of-use assets” line in the comprehensive statement of income for the years ended December 31, 2022, 2021 and 2020, respectively, (see Note 26), and includes 57, 44 and 54 that were capitalized in “Property, plant and equipment” in the statement of financial position (see Note 8).

(2)	Corresponds to adjustment for inflation of opening balances of right-of-use assets of subsidiaries with the Peso as functional currency which was charged to other comprehensive income.
(3)	Includes (277) and (28) of cost and acumulated depreciation, respectively, for a decrease in liquefaction barge with Exmar. See Note 34.d).